Long-term Debt and Capital Lease Obligations (Tables)	6 Months Ended
Jun. 30, 2011
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	June 30, 2011	December 31, 2010

Amended 2006 Senior Credit Agreement	$3,474,088	$2,953,890
Senior Notes	1,929,959	824,446
Euro Notes	289,060	267,240
EIB Agreements	366,960	351,686
Capital lease obligations	15,652	15,439
Other	115,561	160,957
	6,191,280	4,573,658
Less current maturities	(230,817)	(263,982)
	$5,960,463	$4,309,676

2006 Senior Credit Agreement Table
	Maximum Amount Available		Balance Outstanding

	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010

Revolving Credit	$1,200,000	$1,200,000	$669,397	$81,126
Term Loan A	1,275,000	1,335,000	1,275,000	1,335,000
Term Loan B	1,529,691	1,537,764	1,529,691	1,537,764
	$4,004,691	$4,072,764	$3,474,088	$2,953,890